Share-Based Payment	12 Months Ended
Dec. 31, 2018
Share-Based Payment [Abstract]
SHARE-BASED PAYMENT

NOTE 15: SHARE-BASED PAYMENT

On August 29, 2011, the Company’s Board of Directors approved the adoption of an employee share option plan for the grant of options exercisable into shares of the Company in accordance with section 102 to the Israeli Tax Ordinance (the “2011 Plan”) which ended after 10 years, and the holding of up to 10,000,000 shares in the framework of the 2011 Plan, for option allocation to Company employees, directors and consultants. The terms of the options which will be granted according to the 2011 Plan, including the option period, exercise price, vesting period and exercise period shall be determined by the Company’s Board of Directors on the date of the actual allocation. As of December 31, 2018, the remaining number of options available for grant under the 2011 Plan is 3,800,000 options.

Movements in the number of share options and their related weighted average exercise prices (in dollars) during the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year ended December 31,
	2018		2017		2016
	Number of options	Weighted average exercise price (USD)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding at beginning of year	7,355,833	0.16	6,750,000	0.17	4,870,000	0.15
Granted	-	-	1,000,000	0.03	2,950,000	0.16
Exercised	-	-	-	-	-	-
Expired	(1,155,833)	0.16	(40,000)	0.21	(1,070,000)	0.08
Forfeited	-	-	(354,167)	0.14	-	-

Outstanding at end of year	6,200,000	0.15	7,355,833	0.16	6,750,000	0.17

Exercisable at end of year	5,529,166	0.16	5,514,166	0.19	3,833,333	0.18

Below is information about the exercise price (in dollars) and the remaining contractual life (in years) for options outstanding at end of year:

December 31,
2018			2017
Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life	Options outstanding at end of year	Range of exercise prices (USD)	Weighted average remaining contractual life

2,150,000	0 - 0.14	7.24	2,362,500	0 - 0.14	7.55
4,050,000	0.15 - 1.6	6.12	4,993,333	0.15 -1.6	5.86

6,200,000			7,355,833

Net expenses recognized in the Company’s statements of comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016 for grant of options to employees were $24, $40 and $182 thousand, respectively.

The table below summarizes the outstanding options as of December 31, 2018 that have been granted to the Company’s executives, directors and consultants -

Options outstanding	Position	Grant date (*)	Exercise price in NIS	Fair value USD	Vesting schedule

900,000	Chief Executive Officer	October 15, 2013	0.9	143	12 equal portions each quarter over a period of 3 years from the grant date
600,000	Chief Executive Officer	October 15, 2013	0.6	97	12 equal portions each quarter over a period of 3 years from the grant date
600,000	Four Directors	December 30, 2014	0.4325	46	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
150,000	Consultant	December 30, 2014	0.4915	12	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
300,000	Two Directors	March 25, 2015	0.40	24	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
100,000	Chief Executive Officer	March 25, 2015	0.4	7	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first
50,000	Medical Director	March 4, 2016	0.6	2	12 equal portions each quarter over a period of 3 years from the date of grant
1,500,000	Chairman of Board	March 31, 2016	0.6	63	12 equal portions each quarter over a period of 3 years from the date of grant
1,000,000	Chief Executive Officer	March 31, 2016	0.6	42	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary
1,000,000	Chief Executive Officer	August 3, 2017	0.11	28	33.33% of the stock options vest following the lapse of 12 months from the grant date, and the remaining 66.67% vest in 8 equal portions each quarter over a period of 2 years from the first anniversary

6,200,000

(*)	Date of the Company’s Board of Directors’ decision (or shareholders, if required).

The fair value for options granted in 2018 and 2017 is estimated at the date of grant using a Black-Scholes-Merton Options pricing model with the following weighted average assumptions:

	2018(*)	2017

Dividend yield	-	0%
Expected volatility	-	76.8%
Risk-free interest	-	1.87%
Expected life (years)	-	10

(*)	There were no new grants in 2018.

We have calculated the volatility based on the company’s historical volatility and comparable companies’ historical volatility. The share price was set according to the Company’s share market value.